17010306

Nasdaq Stock Market

Received SEC

AUG 07 2017

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

CERINAS

001-38172

By Electronic Mail

August 7, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 28, 2017 The Nasdaq Stock Market (the "Exchange") received from China Internet Nationwide Financial Services Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary Shares, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery